Note 16 - Restructuring Activities (Details) - Restructuring Expense (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Note 16 - Restructuring Activities (Details) - Restructuring Expense [Line Items]
Restructuring	$ 404	$ 46	$ 404	$ 1,652	$ 762	$ 3,636	$ 762	$ 404	$ 404	$ 762	$ 46	$ 1,652	$ 3,636	$ 292	$ 896